Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of changes in long-term investments

	Cost	Equity Method			Available for
	Method	(E-House)	(Leju)	(Others)	Sale Securities	Total
	(In thousands)
Balance at January1, 2015	$263,202	$226,640	$—	$107,697	$262,464	$860,003
New investments	317,817	—	4,453	41,954	64,566	428,790
Income (loss) from investments	—	1,873	245	(1,900)	—	218
Investment impairment	(6,609)	—	—	—	—	(6,609)
Unrealized gain, net	—	—	—	—	24,892	24,892
Disposal\dilution of investments	(5,416)	(4,453)	—	(7,566)	(48,213)	(65,648)
Changes from cost method to available-for-sale securities	(7,788)	—	—	—	7,788	—
Dividend received	—	(10,259)	(293)	(6,115)	—	(16,667)
Others*	(6,285)	(3,340)	(61)	(2,653)	—	(12,339)

Balance at December 31, 2015	$554,921	$210,461	$4,344	$131,417	$311,497	$1,212,640
New investments	331,949	139,953	195,126	56,160	52,449	775,637
Income (loss) from investments	—	(3,760)	308	(8,314)	—	(11,766)
Investment impairment	(29,032)	—	—	(2,455)	(4,822)	(36,309)
Unrealized loss, net	—	—	—	—	(80,795)	(80,795)
Disposal\dilution of investments	(67,658)	(341,052)	—	10,902	(124,040)	(521,848)
Dividend received	—	—	—	(3,103)	—	(3,103)
Others*	(7,889)	(5,602)	(116)	(2,642)	—	(16,249)

Balance at December 31, 2016	$782,291	$—	$199,662	$181,965	$154,289	$1,318,207
New investments	132,079	—	—	26,204	10,000	168,283
Income (loss) from investments	—	—	(30,796)	14,726	—	(16,070)
Investment impairment	(6,513)	—	(113,103)	(1,207)	(1,275)	(122,098)
Unrealized loss, net	—	—	—	—	(35,607)	(35,607)
Disposal\dilution\refund of investments	(10,410)	—	—	19,112	(22,248)	(13,546)
Changes from cost method to consolidation (Note 5)	(29,071)	—	—	—	—	(29,071)
Changes from cost method to equity method	(19,121)	—	—	19,121	—	—
Changes from cost method to available-for-sale securities	(2,213)	—	—	—	2,213	—
Dividend received\entitled	—	—	—	(7,829)	—	(7,829)
Others*	19,571	—	1,646	5,330	—	26,547

Balance at December 31, 2017	$866,613	$—	$57,409	$257,422	$107,372	$1,288,816

*Others mainly represents the impacts from foreign exchange change.

Summary of condensed financial information

	Year Ended December 31,
	2015	2016	2017
	(In thousands)
Operating data:
Revenue	$1,139,303	$1,884,793	$626,402
Gross profit	$777,323	$1,385,828	$470,681
Income (loss) from operations	$17,866	$(21,238)	$(128,034)
Net income (loss)	$1,772	$(57,894)	$(34,455)
Net income (loss) attributable to our equity method investments companies	$17,859	$(27,895)	$(33,053)

	As of December 31,
	2016	2017
	(In thousands)
Balance sheet data:
Current assets	$858,996	$918,942
Long-term assets	$606,819	$733,487
Current liabilities	$206,928	$257,650
Long-term liabilities	$29,406	$24,875
Non-controlling interests	$3,320	$(1,445)

Schedule of the carrying amount and fair value of marketable securities

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)

Youku Tudou	$68,028	$32,951	$—	$100,979
Alibaba	18,997	92,982	—	111,979
Jupai	17,788	14,121	—	31,909
Others	51,571	17,324	(2,265)	66,630

December 31, 2015	$156,384	$157,378	$(2,265)	$311,497

Alibaba	$12,248	$65,757	$—	$78,005
Jupai	23,068	8,576	—	31,644
Others	44,656	807	(823)	44,640

December 31, 2016	$79,972	$75,140	$(823)	$154,289

Jupai	23,068	44,107	—	67,175
Others	45,594	10,163	(15,560)	40,197

December 31, 2017	$68,662	$54,270	$(15,560)	$107,372

Leju
Schedule of investment with cost allocated

	As of December 31,
	2016	2017
	(In thousands)

Carrying value of investment in Leju	$199,662	$57,409
Proportionate share of Leju’s net tangible and intangible assets **	114,900	80,753

Carrying value of investment less proportionate share of Leju’s net tangible and intangible assets	$84,762	$(23,344)

The difference above has been primarily assigned to:
Goodwill and amortizable intangible assets **	$90,175	$(23,344)
Deferred tax liabilities	(5,413)	—

	$84,762	$(23,344)

Cumulative gain (loss) in equity interest	$553	$(30,243)

** The weighted average remaining life of the intangible assets recorded in Leju’s financial statements was 6 years, and the intangible assets not included in Leju’s financial statements was fully impaired in the end of June 2017. The negative basis difference mainly arising from intangible assets is being amortized over 6 years, the weighted average remaining lives of primary assets.